Property, plant and equipment (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Depreciation, Total	$ 14,106	$ 12,246	$ 8,131
Machinery and Equipment [Member]
Capital Leased Assets, Gross	16,572	18,788
Capital Leases, Balance Sheet, Assets by Major Class, Net, Total	$ 1,714	$ 5,465